GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

Fair value

Current assets	$9,557
Equipment and other assets	1,785
Current liabilities	(8,341)
Technology	5,755
Backlog	1,976
Customer relationships	3,658
Goodwill	31,079

Net assets acquired	$45,469

Schedule of unaudited pro forma condensed results of operations
	Year ended December 31,
	2014	2013
	Unaudited
Revenues	$101,539	$105,854
Net loss	$4,441	$3,225